Special Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Jun. 30, 2026	Jun. 30, 2025
Special Cash Dividends [Line Items]
Declared dividend			2024-10
Dividends			$ 10.9
Common Stock [Member]
Special Cash Dividends [Line Items]
Dividend declared	$ 0.067
ADS [Member]
Special Cash Dividends [Line Items]
Dividend declared	$ 0.201